Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (12,412,668)	$ 2,813,131
Notional amount	1,726,820,128	1,264,075,163
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	45,488	(3,913,257)
Notional amount	3,707,241	481,053,108
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,537,875,225	802,695,963
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,707,241	480,643,867
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	188,944,903	407,704,741
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		409,241
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		53,674,459
Exchange rate hedge [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(13,533,327)	4,075,910
Notional amount	1,679,256,887	740,229,055
Exchange rate hedge [Member] | Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,490,311,984	322,052,096
Exchange rate hedge [Member] | One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	188,944,903	364,502,500
Exchange rate hedge [Member] | Two to Three Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		53,674,459
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(13,533,327)	4,075,910
Notional amount	1,679,256,887	740,229,055
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,490,311,984	322,052,096
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	188,944,903	364,502,500
Exchange rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		53,674,459
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	1,075,171	2,650,478
Notional amount	43,856,000	42,793,000
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	43,856,000
Interest rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		42,793,000
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	1,075,171	2,650,478
Notional amount	43,856,000	42,793,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 43,856,000
Interest rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 42,793,000